COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES
(a)	Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. The Group accrues the liability when the loss is probable and reasonably estimable. On October 14, 2020, Cao Wang (a former employee) filed a lawsuit against Dr. Chis Chang Yu and the Company for a debt dispute of approximately RMB890 (US$133). This case is still under investigation by the court as of the date of this filing. As of December 31, 2021, the Group has recorded a liability of RMB890 (US$133) based on the best estimate of the management and the Company’s legal counsel as of December 31, 2021, which was included in accrued expenses and other current liabilities. On June 29, 2022, Cao Wang withdrew the lawsuit. As of June 30, 2022, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.